Summary of Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	Apr. 30, 2016		May 02, 2015	May 03, 2014
Number of Shares
Beginning Balance	2,055		3,127	1,878
Granted	692		291	2,469
Vested	(1,312)		(1,054)	(497)
Forfeited	(1,054)		(309)	(723)
Adjustment due to the Spin- Off of B&N Education	1,057
Ending Balance	1,438		2,055	3,127
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 15.62		$ 15.15	$ 16.38
Granted	18.82	[1]	19.40	15.12
Vested	10.68	[1]	15.19	16.76
Forfeited	10.74	[1]	15.94	17.13
Adjustment due to the Spin- Off of B&N Education	0
Ending Balance	$ 13.76		$ 15.62	$ 15.15

[1]	Weighted average grant date fair value is calculated using the grant price prior to the Spin-Off and after the Spin-Off.